ACQUISITIONS	12 Months Ended
Dec. 27, 2013
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS

Acquisition of JanPak

On December 11, 2012, Interline New Jersey acquired all of the outstanding stock of JanPak, Inc. ("JanPak") for $82.5 million in cash, subject to working capital and other closing adjustments. Direct acquisition costs of $0.5 million were incurred in connection with the JanPak acquisition. JanPak, which is headquartered in Davidson, North Carolina, is a large regional distributor of janitorial and sanitation supplies and packaging products, primarily serving property management and building service contractors as well as manufacturing, health care and educational facilities through 16 distribution centers across the Southeast and South Central United States. This acquisition represented an expansion of the Company's offering of JanSan products in the Southeastern, Mid-Atlantic, and South Central United States.

In accordance with the purchase method of accounting, the acquired net assets were recorded at fair value at the date of acquisition. The purchase price was based primarily on the estimated future operating results of JanPak. As the estimates and assumptions used to determine the fair values involved a complex series of judgments about future events and uncertainties. None of the goodwill recorded in connection with the JanPak acquisition is deductible for income tax purposes. The results of operations of JanPak are included in the consolidated results of operations of the Company from the date of acquisition.

The following table summarizes the final fair values of the assets acquired and liabilities assumed in the JanPak acquisition at the date of acquisition (in thousands):

Successor
Accounts receivable	$24,765
Inventories	20,460
Other current assets	4,716
Property and equipment	4,822
Goodwill	19,054
Intangible assets	32,600
Other assets	37
Total assets acquired	106,454
Current liabilities	9,554
Other liabilities	14,400
Total liabilities assumed	23,954
Net assets acquired	$82,500

Of the $32.6 million of acquired intangible assets, $13.7 million was assigned to registered trademarks that are not subject to amortization as the Company believes these intangible assets have indefinite lives. The remaining $18.9 million of acquired intangible assets consists of customer relationships and have a weighted-average useful life of approximately 19 years. The goodwill for the JanPak acquisition represents the value associated with the assembled workforce, anticipated growth from new customer relationships as well as the geographic expansion attained in connection with the acquisition.

Net sales and net income for the year ended December 28, 2012 of $10.3 million and $0.1 million are included in the Consolidated Statement of Operations relating to JanPak for the period from December 12, 2012 through December 28, 2012.

Acquisition of Northern Colorado Paper

On January 28, 2011, Interline New Jersey acquired substantially all of the assets and a portion of the liabilities of Northern Colorado Paper, Inc. (“NCP”) for $9.5 million in cash and an earn-out of up to $0.3 million in cash over two years. NCP, which is headquartered in Greeley, Colorado, is a regional distributor of JanSan supplies, primarily servicing institutional facilities in the health care, education and food service industries. This acquisition represented an expansion of the Company's offering of JanSan products in the western United States. The targets were not achieved in connection with the earn-out provisions of the agreement.

Pro Forma Financial Information

The following table sets forth the unaudited pro forma net sales and net (loss) income of the Company, which give effect to the JanPak acquisition as if it had occurred on January 1, 2011. The unaudited pro forma net sales and net (loss) income are not presented to give effect to the NCP acquisition as if it had occurred on December 26, 2009, as it is not significant. The unaudited pro forma net sales and net (loss) income do not purport to present what the Company's results would actually have been if the aforementioned transactions had in fact occurred on such dates or at the beginning of the periods indicated, nor do they project the Company's financial position or results at any future date for any future period.

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011
	(in thousands)	(in thousands)
Net sales	$467,066	$1,079,640	$1,465,341
Net (loss) income	$(27,924)	$13,909	$40,030